Financing Receivables and Allowance for Losses on Financing Receivables (Net Investment in Financing Leases) (Details) - GE Capital - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Leases [Abstract]
Loans and leases receivable, Gross	$ 25,084	$ 25,741
Direct Financing Leases [Abstract]
Total minimum lease payments receivables	3,251	3,669
Less Principal and interest on third-party nonrecourse debt	0	0
Net rentals receivable	3,251	3,669
Estimated unguaranteed residual value of leased assets	928	1,138
Deferred income	(913)	(1,101)
Investment in financing leases, net of deferred income	3,266	3,706
Allowance for losses	(15)	(14)
Deferred taxes	(593)	(697)
Net investment in financing leases	2,658	2,995
Leveraged Leases [Abstract]
Total minimum lease payments receivables	2,649	3,086
Less Principal and interest on third-party nonrecourse debt	(1,482)	(1,868)
Net rentals receivable	1,167	1,218
Estimated unguaranteed residual value of leased assets	1,129	1,233
Deferred income	(593)	(686)
Investment in financing leases, net of deferred income	1,703	1,765
Allowance for losses	(13)	(15)
Deferred taxes	(1,071)	(1,202)
Net investment in financing leases	619	548
Initial direct costs on direct financing leases	24	33
Pre-tax income	61	53
Income tax	23	20
Financing Receivable
Financing Leases [Abstract]
Total minimum lease payments receivables	5,901	6,755
Less Principal and interest on third-party nonrecourse debt	(1,482)	(1,868)
Net rentals receivable	4,419	4,887
Estimated unguaranteed residual value of leased assets	2,057	2,371
Deferred income	(1,507)	(1,787)
Loans and leases receivable, Gross	4,969	5,471
Allowance for losses	(27)	(29)
Deferred taxes	(1,665)	(1,899)
Net investment in financing leases	$ 3,277	$ 3,543